Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,601,000
Previously Paid Amount	0.00
Total Fee Amount	635.40
Total Offset Amount	0.00
Net Fee	635.40
Narrative - Max Aggregate Offering Price	$ 4,601,000
Final Prospectus	true